Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 151	£ 152
PSA Finance UK Limited [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 151	£ 152